Related Party Transactions (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Due To Related Parties	$ 521,405	$ 174,222	$ 113,243
President
Due To Related Parties	98,660
Chief Financial Officer
Due To Related Parties	8,500
Consulting fees	25,000
Chairman of the Board
Due To Related Parties	141,757	106,557
Consulting fees	50,000
Former Director
Due To Related Parties	22,948	22,948
Former Director
Due To Related Parties	44,717	44,717
President of Aero
Due To Related Parties	45,767
Consulting fees	40,000
Chief Of Business Development
Due To Related Parties	9,380
Chief Technology Officer of Aero
Due To Related Parties	149,676
Consulting fees	70,000
Engineering and design services	78,660
President of the Company
Consulting fees	100,000
Former Chief Executive Officer
Due To Related Parties		100	100
Management fees		$ 29,250